Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net (loss) income		$ 0.2	$ (0.6)	$ 1.2
Noncash revenues, expenses, gains and losses included in income:
Amortization of deferred gains on disposal of businesses		(0.2)	(0.2)	(0.2)
Depreciation and amortization		0.0	0.1	0.1
Deferred tax expense		0.2	(0.5)	0.0
Net realized losses (gains) on investments		0.0	1.1	(0.2)
Changes in operating assets and liabilities:
Reinsurance recoverable		0.0	0.1	0.5
Insurance policy reserves and expenses		(0.1)	0.4	(0.6)
Other assets and other liabilities		0.2	0.2	(0.2)
Taxes payable		(0.3)	0.0	0.1
Other		0.2	0.1	0.1
Net cash provided by operating activities		0.2	0.7	0.8
Sales of:
Fixed maturity securities available for sale		0.0	1.0	9.1
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		0.6	5.6	12.7
Purchases of:
Fixed maturity securities available for sale		(0.5)	(16.2)	(13.4)
Change in short-term investments		0.0	10.4	(7.9)
Net cash provided by investing activities		0.1	0.8	0.5
Financing activities
Cash dividends paid	[1]	0.0	(1.7)	(1.2)
Net cash used in financing activities		0.0	(1.7)	(1.2)
Change in cash and cash equivalents		0.3	(0.2)	0.1
Cash and cash equivalents at beginning of period		0.4	0.6	0.5
Cash and cash equivalents at end of period		0.7	0.4	0.6
Supplemental information:
Income taxes paid		$ 0.1	$ 0.3	$ 0.2

[1]	For the year ended 2022, the Company had a $28.3 million non-cash extraordinary dividend. See Note 7 for additional information.